691-02108

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 copies

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RECEIVED
2007 OCT 24 PM 1:30
SEC / MR

07070852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **International Securities Exchange, LLC**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **iShares Trust**	
3. Class of New Derivative Securities Product:	
Investment Company Unit	
4. Name of Underlying Instrument:	
Cohen & Steers Realty Major Index, Dow Jones Transportation Average Index, Dow Jones U.S. Broker-Dealers Index, Dow Jones U.S. Healthcare Providers Index, Dow Jones U.S. Home Construction Index, Dow Jones U.S. Oil Equipment & Services Index, FTSE/Xinhua China 25 Index, MSCI Australia Index, MSCI Austria Index, MSCI Canada Index, MSCI EAFE Index, MSCI Emerging Markets, MSCI France Index, MSCI Germany Index, MSCI Hong Kong Index, MSCI Japan Index, MSCI Malaysia Index, MSCI Mexico Index, MSCI Singapore (Free) Index, MSCI Sweden Index, MSCI Taiwan Index, MSCI United Kingdom Index, MSCI-Brazil Index, MSCI-South Korea Index	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The indexes referred to in Item 4 above are broad-based**	
6. Ticker Symbol(s) of New Derivative Securities Product: **ICF, IYT, IAI, IHF, ITB, ITB, IEZ, FXI, EWA, EWO, EWC, EFA, EEM, EWQ, EWG, EWH, EWJ, EWM, EWW, EWS, EWD, EWT, EWU, EWZ, EWY**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **New York Stock Exchange, Nasdaq Global Market and American Stock Exchange**	PROCESSED
8. Settlement Methodology of New Derivative Securities Product: **T+3, Physical Settlement**	NOV 01 2007
9. Position Limits of New Derivative Securities Product (if applicable): **Not Applicable**	FINANCIAL
Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**October 24, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 24 2007

RECEIVED

2007 OCT 24 PM 1:32

SEC / MR

ISE

INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

October 24, 2007

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units and Trust Issued Receipts set forth in the attached forms. These securities are listed for trading pursuant to ISE Rules 2123 and 2124.

Sincerely,

Michael J. Simon
General Counsel and Secretary

END

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 4 2007